Accounts Receivable, Net of Allowance for Doubtful Accounts - Summary of Movement of Allowance for Doubtful Accounts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Balance at the beginning of the year	¥ 3,169	¥ 1,724
Provision for doubtful accounts	1,415	1,445
Balance at the end of the year	¥ 4,584	¥ 3,169